Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments, are as follows (in millions):

Years Ending December 31,	Operating Leases (1)
2018	$2
2019	2
2020	2
2021	2
2022	2
Thereafter	45
Total	$55

(1)	Includes certain lease option renewals that are reasonably assured.